Financial risk and capital management - Undiscounted contractual cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	$ 48,809	$ 47,933
Lease liabilities	4,033	3,959
Derivative financial liabilities	1,823	3,377
Year 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	17,445	22,266
Lease liabilities	1,285	1,363
Derivative financial liabilities	248	673
Year 2 and 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	7,222	5,723
Lease liabilities	1,161	1,299
Derivative financial liabilities	307	643
Year 4 and 5
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	4,847	3,415
Lease liabilities	447	494
Derivative financial liabilities	305	480
Year 6 to 10
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	10,119	6,174
Lease liabilities	546	488
Derivative financial liabilities	749	1,156
After 10 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	9,176	10,355
Lease liabilities	594	315
Derivative financial liabilities	$ 215	$ 425